Intangible assets (Details)	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Intangible assets
Additions	SFr 182,348
Depreciation charge	(182,348)
Cost
Intangible assets
Closing net book amount	182,348
Accumulated depreciation
Intangible assets
Closing net book amount	(182,348)
Service agreement
Intangible assets
Additions	182,348
Depreciation charge	(182,348)
Service agreement | Cost
Intangible assets
Closing net book amount	182,348
Service agreement | Accumulated depreciation
Intangible assets
Closing net book amount	SFr (182,348)